Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
From share of changes in equities of associates	$ 560		$ 3,921
Additional paid-in capital	112,249	$ 108,841
Ordinary Share
Statement [line items]
From ordinary shares	93,341	93,341
Treasury shares [member]
Statement [line items]
From treasury shares	6,744	6,911
Share of Changes in Equities of Associates
Statement [line items]
From share of changes in equities of associates	1,449	538
Share Based Compensation
Statement [line items]
From share-based compensation	$ 10,715	$ 8,051